Discontinued Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Discontinued Operations [Abstract]
Revenue for the discontinued entities	$ 0	$ 662,987
Cost of revenue for the discontinued	0	884,565
Operating expenses for the discontinued entities	0	889,046
Loss from operation for the discontinued entities	$ 0	$ 1,110,624